Employee benefits (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Employee benefits
Share-based payment			€ 1,500		€ 1,800
Employee benefits expense.
Employee benefits
Salaries	€ 4,226	€ 4,282	8,958	€ 8,952
Social charges	459	327	1,091	654
Pension charges	164	75	220	152
Share-based payment	540	748	1,499	1,757
Other	147	344	321	668
Total employee benefits	€ 5,536	€ 5,776	€ 12,089	€ 12,183